Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Commercial Commitments
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2025	2024
Bank guarantees, letters of credit and performance bonds (1)	38.0	42.9
(1) These amounts are guaranteed under our $45.0 million Guarantee Facility (see Note 17 - Debt). As a result, no restricted cash is supporting bank guarantees as of December 31, 2025 and December 31, 2024.
As of December 31, 2025, the expected expiration dates of our guarantees are as follows:

(In $ millions)	Less than 1 year	2-3 years	4-5 years	Thereafter	Total
Bank guarantees, letters of credit and performance bonds	31.8	5.6	—	0.6	38.0

Schedule of Assets Pledged as Collateral	The Company’s assets pledged as collateral for its debt facilities are as follows:

	As of December 31,
(In $ millions)	2025	2024
Book value of jack-up rigs pledged as collateral	2,742.7	2,671.7